Risk Management - Disclosure of maturity analysis of off-balance sheet commitments given (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	£ 26,633	£ 26,565
Documentary credits and other short-term trade related transactions	1,103	1,433
Standby facilities, credit lines and other commitments	354,285	352,344
Total off-balance sheet commitments given	382,021	380,342
Not more than one month
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	26,631	26,541
Documentary credits and other short-term trade related transactions	1,103	1,432
Standby facilities, credit lines and other commitments	354,202	352,276
Total off-balance sheet commitments given	381,936	380,249
Over one month but not more than three months
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	22
Documentary credits and other short-term trade related transactions	0	1
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	0	23
Over three months but not more than six months
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	1	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	1	1
Over six months but not more than one year
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	1	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	1	1
Over one year but not more than three years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	63	68
Total off-balance sheet commitments given	63	68
Over three years but not more than five years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	17	0
Total off-balance sheet commitments given	17	0
Over five years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	3	0
Total off-balance sheet commitments given	£ 3	£ 0